Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	$ 2,044,103
Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	3,384,131	614,680	$ 6,297,127
Financing warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	1,340,028	614,680
Change of control warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			71,822
Conversion warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			510,348
Embedded derivative liabilities [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	2,044,103		5,714,957
Fair Value, Inputs, Level 1 [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Financing warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Change of control warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Conversion warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Embedded derivative liabilities [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Financing warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Change of control warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Conversion warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Embedded derivative liabilities [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 3 [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	3,384,131	614,680	6,297,127
Fair Value, Inputs, Level 3 [Member] | Financing warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	1,340,028	$ 614,680
Fair Value, Inputs, Level 3 [Member] | Change of control warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			71,822
Fair Value, Inputs, Level 3 [Member] | Conversion warrants [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			510,348
Fair Value, Inputs, Level 3 [Member] | Embedded derivative liabilities [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	$ 2,044,103		$ 5,714,957